CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents	¥ 14,012	¥ 15,378
Trade accounts receivable	2,700	10,700
Consumption taxes receivable		5,310
Other receivables	6,908
Prepaid compensation asset	4,533	88,509
Prepaid expenses and other current assets	2,026	6,399
Total current assets	30,179	126,296
Property and equipment, net	34,160	94
Deferred offering costs	116,059	65,978
Other assets	2,412	2,438
Total assets	182,810	194,806
Current liabilities:
Accounts payable	1,485	4,185
Accrued expenses and other current liabilities	101,035	37,087
Consumption taxes payable	2,347	9,077
Current portion of long-term debt, net of debt issuance costs	4,970	1,649
Deferred revenue	33,000
Total current liabilities	142,837	51,998
Long-term debt, excluding current portion, net of debt issuance costs	79,474	83,944
Total liabilities	222,311	135,942
Commitments and contingencies
Shareholders' (deficit) equity:
Common shares: 80,000,000 shares authorized, 20,004,000 shares issued and outstanding as of March 31, 2022 and 2021	136,636	136,636
Additional paid-in capital	337,299	337,299
Accumulated deficit	(511,908)	(414,828)
Accumulated other comprehensive loss	(1,528)	(243)
Total shareholders' (deficit) equity:	(39,501)	58,864
Total liabilities and shareholders' (deficit) equity:	¥ 182,810	¥ 194,806